Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
Tax expense computed at
federal corporate tax rate	$ 953	35.0%	$ 1,480	35.0%	$ 60	35.0%
Income tax expense (benefit)
related to prior years	(53)	(2.0)	(31)	(0.7)	(41)	(23.9)
Dividends-received deduction	(11)	(0.4)	-	-	-	-
Other	(2)	(0.1)	-	-	(8)	(4.7)

Total income tax expense	$ 887	32.5%	$ 1,449	34.3%	$ 11	6.4%